Related-party transactions	9 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related-party transactions

12. Related-party transactions

EKF Diagnostic Holdings

During the three and nine months ended March 31, 2022, the Company incurred expenses of $0.1 million and $0.2 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statements of operations. During the three and nine months ended March 31, 2021, the Company incurred expenses of $0.1 million and $0.1 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statements of operations.

Icahn School of Medicine at Mount Sinai

In May 2018, the Company secured its cornerstone license agreement with the Icahn School of Medicine at Mount Sinai ("ISMMS") for research and clinical study work and intended commercialization by the Company (see Note 9). As part of the collaboration, ISMMS became a shareholder in the Company and has subsequently made equity investments both in the Company’s IPO on AIM in November 2018, the subsequent sale of ordinary shares in July 2019 and the Company’s IPO on Nasdaq in July 2020. As of March 31, 2022, amounts due to ISMMS totaled $2.1 million and are included within accrued expenses and other current liabilities and accounts payable on the balance sheet. During the three and nine months ended March 31, 2022, the Company incurred expenses of $0.2 million and $2.9 million, respectively, which are included in research and development expenses in the condensed consolidated statement of operations. During the three and nine months ended March 31, 2021, the Company incurred expenses of $0.2 million and $0.5 million, respectively, which are included in research and development expenses in the condensed consolidated statement of operations.

On March 31, 2022, the Company announced a financing package which included a $4.0 million dollar equity investment by ISMMS. At the time of the deal announcement and prior to completion of the financing transaction, the Company received $4.0 million in funds from ISMMS which were recorded as a $4.0 million current liability due to ISMMS, which is to be satisfied upon successful completion of the financing transaction and issuance of equity in April 2022, as noted in Note 13.

Kantaro Biosciences LLC

In connection with the formation of Kantaro, the Company entered into a five-year Advisory Services Agreement (“Advisory Agreement”) pursuant to which the Company has agreed to provide certain advisory services to Kantaro. Pursuant to the Kantaro Operating Agreement, Kantaro issued 750 Class A Units to Mount Sinai in exchange for Mount Sinai granting licenses to Kantaro under certain intellectual property rights of Mount Sinai and 250 Class A Units to the Company as the sole consideration for the services to be rendered by the Company under the Advisory Agreement. A portion of the Company’s units are subject to forfeiture if, prior to December 31, 2021, Kantaro terminates the Advisory Agreement as a result of an uncured material breach of the Advisory Agreement or in the event the Company is acquired by a hospital or health system that serves all or any portion of the service areas served by Mount Sinai. The Company determined the fair value of the services to be provided under the Advisory Agreement was $2.0 million and the fair value of the Class A units received from Kantaro was $2.0 million. Fair value was determined using discounted cash flows which is a Level 3 measurement in the fair value hierarchy. The method requires several judgments and assumptions which include discount rates and future cash flows, among others. As a result of the prior year impairment charge discussed in Note 5, the carrying value of the Kantaro investment was written down to zero.

A contributing factor to the impairment consideration for Kantaro was lower forecasted sales volume and consequently, a lower time commitment from Renalytix employees. Based on these circumstances, the Company adjusted the liability to perform services to Kantaro under the Advisory Agreement during the year ended June 30, 2021. As of March 31, 2022, the total liability associated with the services was $0.2 million, of which the total amount is classified as a current liability within the Payables to affiliate - current line on the balance sheet.

For the three and nine months ended March 31, 2022, the Company recognized $0.1 million and $0.1 million, respectively, in the statement of operations related to services performed under the Advisory Agreement. For the three and nine months ended March 31, 2022, $0.01 million and $0.1 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.02 million and $0.06 million were included in general and administrative expense, respectively. For the three and nine months ended March 31, 2021, the Company recognized $0.1 million and $0.9 million, respectively, in the condensed consolidated statements of operations related to services performed under the Advisory Agreement. For the three and nine months ended March 31, 2021, $0.04 million and $0.4 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $0.04 million and $0.2 million were included within general and administrative expense, respectively.

In addition to the equity granted at formation, in May 2020 the Company and Mount Sinai each committed to making a loan to Kantaro. Mount Sinai committed to lend an initial amount of $0.3 million and an additional $0.5 million thereafter. The Company committed to lend an initial amount of $0.08 million and an additional $0.17 million thereafter. Each loan bears interest at a per year rate equal to 0.25%, compounded monthly, until repaid, and is repayable from the first amounts that would otherwise constitute cash available for distribution to the members of Kantaro (provided that each loan repayment will be made, 75% to Mount Sinai and 25% to the Company based on each investor’s proportionate ownership). The Company loaned Kantaro $0.25 million and initially recorded a note receivable. The Company elected to recognize the equity investment losses based on the ownership level of each specific investment and will continue to record equity method losses until the amount of the loan receivable is reduced to zero. The loan had a carrying value of approximately $0.075 million at both March 31, 2022 and June 30, 2021.

VericiDx

During the three and nine months ended March 31, 2022, the Company paid the salary of an executive of VericiDx and VericiDx has agreed to reimburse the Company for those amounts. As of March 31, 2022, amounts due from VericiDx were recorded within the related party receivable line of the balance sheet and totaled less than one thousand dollars. As of March 31, 2021, amounts due from VericiDx totaled $0.2 million.